Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001904286
Registrant Name	MIRA Pharmaceuticals, Inc.
Form Type	SC 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES